Net Income Per Common Share (Details) - Schedule of Weighted Average Shares Outstanding - VASO CORPORATION [Member] - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income Per Common Share (Details) - Schedule of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding	174,938	173,528	174,246	172,909	173,065	171,688
Dilutive effect of unvested restricted shares	908	1,364	1,148	1,604	1,591	2,083
Diluted weighted average shares outstanding	175,846	174,892	175,394	174,513	174,656	173,771